Goodwill - Schedule of Estimation of the Value in-Use (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Brazil Beef [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	14.40%	13.50%
Terminal value growth rate	3.60%	3.50%
Estimated growth rate (average for the next 5 years)	6.20%	7.20%
Seara [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	16.10%	15.80%
Terminal value growth rate	3.60%	3.30%
Estimated growth rate (average for the next 5 years)	14.10%	13.20%
USA Pork [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	9.50%	9.80%
Terminal value growth rate	2.50%	2.50%
Estimated growth rate (average for the next 5 years)	1.50%	2.80%
Autralia Smallgoods [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	8.40%	9.00%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	8.80%	8.60%
Australia Meat [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	8.40%	9.10%
Terminal value growth rate	2.00%	2.00%
Estimated growth rate (average for the next 5 years)	2.30%	2.30%
PPC - Fresh Poultry [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	14.50%
Terminal value growth rate	2.00%
Estimated growth rate (average for the next 5 years)	10.60%
PPC - Brands & Snacking [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	14.60%
Terminal value growth rate	2.00%
Estimated growth rate (average for the next 5 years)	6.10%
PPC - Fresh Pork/ Lamb [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	14.70%
Terminal value growth rate	2.00%
Estimated growth rate (average for the next 5 years)	4.70%
PPC - Food Service [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	14.80%
Terminal value growth rate	2.00%
Estimated growth rate (average for the next 5 years)	2.80%
PPC - Meals [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)	14.90%
Terminal value growth rate	2.00%
Estimated growth rate (average for the next 5 years)	3.40%
Moy Park [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)		14.00%
Terminal value growth rate		2.00%
Estimated growth rate (average for the next 5 years)		7.40%
Pilgrim’s Food Masters (PFM) [Member]
Schedule of Estimation of the Value in-Use [Line Items]
Discount rate (pre tax)		13.00%
Terminal value growth rate		2.70%
Estimated growth rate (average for the next 5 years)		6.30%